Shareholder Report, Average Annual Return (Details) 194695_Themes Silver Miners ETF_TF_TSR Annual {TF}	12 Months Ended	17 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Silver Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Silver Miners ETF
Average Annual Return, Percent	88.37%	73.84%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	21.89%
STOXX Global Silver Mining Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Silver Mining Index
Average Annual Return, Percent	89.76%	75.15%